Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (9.2%)
Activision Blizzard, Inc.	105,038	8,415
Alphabet, Inc. - Class A *	40,666	113,106
Alphabet, Inc. - Class C *	37,551	104,880
AT&T, Inc.	964,337	22,787
Charter Communications, Inc. - Class A *	16,113	8,790
Comcast Corp. - Class A	611,569	28,634
DISH Network Corp. - Class A *	34,111	1,080
Electronic Arts, Inc.	37,715	4,771
Fox Corp. - Class A	42,670	1,683
Fox Corp. - Class B	17,350	630
The Interpublic Group of Companies, Inc.	53,804	1,907
Live Nation Entertainment, Inc. *	17,935	2,110
Lumen Technologies Inc	122,755	1,383
Match Group, Inc. *	37,304	4,056
Meta Platforms, Inc. - Class A *	312,164	69,413
Netflix, Inc. *	60,203	22,551
News Corp. - Class A	53,931	1,195
News Corp. - Class B	16,798	378
Omnicom Group, Inc.	29,261	2,484
Paramount Global - Class B	82,545	3,121
Take-Two Interactive Software, Inc. *	15,867	2,439
T-Mobile US, Inc. *	79,208	10,166
Twitter, Inc. *	107,424	4,156
Verizon Communications, Inc.	567,526	28,910
The Walt Disney Co. *	246,512	33,812
Warner Bros. Discovery, Inc. - Class A *	22,115	551
Warner Bros. Discovery, Inc. - Class C *	39,079	976

Total		484,384

Consumer Discretionary (11.9%)
Advance Auto Parts, Inc.	8,557	1,771
Amazon.com, Inc. *	59,160	192,859
Aptiv PLC *	36,432	4,361
AutoZone, Inc. *	2,755	5,633
Bath & Body Works, Inc.	32,936	1,574

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Best Buy Co., Inc.	28,910	2,628
Booking Holdings, Inc. *	5,531	12,989
BorgWarner, Inc.	33,702	1,311
Caesars Entertainment, Inc. *	28,727	2,222
CarMax, Inc. *	21,680	2,092
Carnival Corp. *	109,318	2,211
Chipotle Mexican Grill, Inc. *	3,777	5,975
D.R. Horton, Inc.	44,087	3,285
Darden Restaurants, Inc.	18,070	2,402
Dollar General Corp.	31,491	7,011
Dollar Tree, Inc. *	31,012	4,967
Domino’s Pizza, Inc.	5,176	2,107
eBay, Inc.	84,517	4,840
Etsy, Inc. *	17,832	2,216
Expedia Group, Inc. *	20,310	3,974
Ford Motor Co.	529,968	8,962
Garmin, Ltd.	20,577	2,441
General Motors Co. *	194,265	8,497
Genuine Parts Co.	18,649	2,350
Hasbro, Inc.	17,580	1,440
Hilton Worldwide Holdings, Inc. *	37,314	5,662
The Home Depot, Inc.	141,170	42,257
Las Vegas Sands Corp. *	45,538	1,770
Lennar Corp. - Class A	34,697	2,816
LKQ Corp.	35,613	1,617
Lowe’s Companies, Inc.	91,084	18,416
Marriott International, Inc. - Class A *	36,798	6,467
McDonald’s Corp.	100,864	24,942
MGM Resorts International	49,194	2,063
Mohawk Industries, Inc. *	7,475	928
Newell Brands, Inc.	52,092	1,115
NIKE, Inc. - Class B	172,620	23,228
Norwegian Cruise Line Holdings, Ltd. *	57,774	1,264
NVR, Inc. *	450	2,010
O’Reilly Automotive, Inc. *	9,097	6,231
Penn National Gaming, Inc. *	20,317	862
Pool Corp.	5,578	2,359
PulteGroup, Inc.	34,275	1,436
PVH Corp.	9,807	751
Ralph Lauren Corp.	6,652	755
Ross Stores, Inc.	47,835	4,327

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Royal Caribbean Cruises, Ltd. *	29,997	2,513
Starbucks Corp.	155,509	14,147
Tapestry, Inc.	34,111	1,267
Target Corp.	64,773	13,746
Tesla, Inc. *	113,173	121,955
The TJX Cos., Inc.	161,409	9,778
Tractor Supply Co.	15,233	3,555
Ulta Beauty, Inc. *	7,330	2,919
Under Armour, Inc. - Class A *	26,008	443
Under Armour, Inc. - Class C *	26,845	418
VF Corp.	44,116	2,509
Whirlpool Corp.	7,943	1,372
Wynn Resorts, Ltd. *	14,416	1,150
Yum! Brands, Inc.	39,039	4,627

Total		621,793

Consumer Staples (6.0%)
Altria Group, Inc.	247,009	12,906
Archer-Daniels-Midland Co.	76,067	6,866
Brown-Forman Corp. - Class B	25,179	1,688
Campbell Soup Co.	27,937	1,245
Church & Dwight Co., Inc.	32,504	3,230
The Clorox Co.	16,542	2,300
The Coca-Cola Co.	527,158	32,684
Colgate-Palmolive Co.	114,510	8,683
Conagra Brands, Inc.	63,562	2,134
Constellation Brands, Inc. - Class A	22,089	5,088
Costco Wholesale Corp.	59,976	34,537
The Estee Lauder Cos., Inc. - Class A	31,262	8,513
General Mills, Inc.	81,964	5,551
The Hershey Co.	19,511	4,227
Hormel Foods Corp.	38,729	1,996
The J.M. Smucker Co.	14,454	1,957
Kellogg Co.	35,087	2,263
Kimberly-Clark Corp.	45,951	5,659
The Kraft Heinz Co.	95,849	3,776
The Kroger Co.	91,672	5,259
Lamb Weston Holdings, Inc.	20,187	1,209
McCormick & Co., Inc.	34,058	3,399
Molson Coors Beverage Co. - Class B	25,954	1,385
Mondelez International, Inc.	186,247	11,693

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Staples continued
Monster Beverage Corp. *	51,114	4,084
PepsiCo, Inc.	187,589	31,399
Philip Morris International, Inc.	208,687	19,604
The Procter & Gamble Co.	324,059	49,516
Sysco Corp.	68,602	5,601
Tyson Foods, Inc. - Class A	40,425	3,623
Walgreens Boots Alliance, Inc.	96,140	4,304
Walmart, Inc.	190,915	28,431

Total		314,810

Energy (3.8%)
APA Corp.	49,682	2,053
Baker Hughes	123,563	4,499
Chevron Corp.	260,751	42,458
ConocoPhillips	176,050	17,605
Coterra Energy, Inc.	111,150	2,998
Devon Energy Corp.	84,400	4,991
Diamondback Energy, Inc.	23,054	3,160
EOG Resources, Inc.	78,760	9,391
Exxon Mobil Corp.	571,790	47,224
Halliburton Co.	121,947	4,618
Hess Corp.	37,700	4,035
Kinder Morgan, Inc.	262,116	4,957
Marathon Oil Corp.	105,250	2,643
Marathon Petroleum Corp.	78,275	6,693
Occidental Petroleum Corp.	118,788	6,740
ONEOK, Inc.	60,900	4,301
Phillips 66	63,249	5,464
Pioneer Natural Resources Co.	30,582	7,646
Schlumberger, Ltd.	189,083	7,811
Valero Energy Corp.	53,923	5,475
The Williams Cos., Inc.	163,154	5,451

Total		200,213

Financials (11.0%)
Aflac, Inc.	79,603	5,126
The Allstate Corp.	38,154	5,285
American Express Co.	83,152	15,549
American International Group, Inc.	112,099	7,036
Ameriprise Financial, Inc.	14,939	4,487
Aon PLC	29,039	9,456
Arthur J. Gallagher & Co.	28,849	5,037
Assurant, Inc.	7,147	1,300
Bank of America Corp.	960,991	39,612
The Bank of New York Mellon Corp.	99,683	4,947

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
Berkshire Hathaway, Inc. - Class B *	247,693	87,413
BlackRock, Inc.	19,198	14,671
Brown & Brown, Inc.	31,816	2,299
Capital One Financial Corp.	55,955	7,346
Cboe Global Markets, Inc.	13,625	1,559
The Charles Schwab Corp.	203,485	17,156
Chubb, Ltd.	58,071	12,421
Cincinnati Financial Corp.	19,524	2,654
Citigroup, Inc.	267,895	14,306
Citizens Financial Group, Inc.	56,127	2,544
CME Group, Inc.	48,786	11,604
Comerica, Inc.	17,341	1,568
Discover Financial Services	38,541	4,247
Everest Re Group, Ltd.	5,448	1,642
FactSet Research Systems, Inc.	5,082	2,206
Fifth Third Bancorp	94,118	4,051
First Republic Bank	24,903	4,037
Franklin Resources, Inc.	37,588	1,049
Globe Life, Inc.	13,046	1,312
The Goldman Sachs Group, Inc.	45,905	15,153
The Hartford Financial Services Group, Inc.	44,899	3,224
Huntington Bancshares, Inc.	191,606	2,801
Intercontinental Exchange, Inc.	76,219	10,070
Invesco, Ltd.	45,792	1,056
JPMorgan Chase & Co.	400,093	54,541
KeyCorp	121,808	2,726
Lincoln National Corp.	22,714	1,485
Loews Corp.	25,334	1,642
M&T Bank Corp.	16,863	2,858
MarketAxess Holdings, Inc.	5,237	1,782
Marsh & McLennan Cos., Inc.	67,981	11,585
MetLife, Inc.	95,557	6,716
Moody’s Corp.	21,804	7,357
Morgan Stanley	191,645	16,750
MSCI, Inc.	10,854	5,458
Nasdaq, Inc.	15,840	2,823
Northern Trust Corp.	28,671	3,339
People’s United Financial, Inc.	58,608	1,172
PNC Financial Services Group, Inc.	56,867	10,489
Principal Financial Group, Inc.	33,095	2,430
The Progressive Corp.	79,305	9,040

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
Prudential Financial, Inc.	51,589	6,096
Raymond James Financial, Inc.	25,218	2,772
Regions Financial Corp.	125,448	2,792
S&P Global, Inc.	47,883	19,641
Signature Bank	8,681	2,548
State Street Corp.	49,363	4,301
SVB Financial Group *	7,985	4,467
Synchrony Financial	69,842	2,431
T. Rowe Price Group, Inc.	31,472	4,758
The Travelers Cos., Inc.	32,237	5,891
Truist Financial Corp.	180,785	10,251
U.S. Bancorp	184,281	9,795
W.R. Berkley Corp.	26,826	1,786
Wells Fargo & Co.	525,320	25,457
Willis Towers Watson PLC	16,564	3,913
Zions Bancorp NA	20,072	1,316

Total		574,632

Health Care (13.5%)
Abbott Laboratories	239,487	28,346
AbbVie, Inc.	239,615	38,844
ABIOMED, Inc. *	6,234	2,065
Agilent Technologies, Inc.	40,091	5,305
Align Technology, Inc. *	10,113	4,409
AmerisourceBergen Corp.	20,286	3,138
Amgen, Inc.	76,446	18,486
Anthem, Inc.	32,776	16,100
Baxter International, Inc.	66,906	5,188
Becton Dickinson and Co.	38,498	10,240
Biogen, Inc. *	20,378	4,292
Bio-Rad Laboratories, Inc. - Class A *	2,969	1,672
Bio-Techne Corp.	5,298	2,294
Boston Scientific Corp. *	193,516	8,571
Bristol-Myers Squibb Co.	294,675	21,520
Cardinal Health, Inc.	37,768	2,141
Catalent, Inc. *	23,939	2,655
Centene Corp. *	79,747	6,714
Cerner Corp.	39,967	3,739
Charles River Laboratories International, Inc. *	6,814	1,935
Cigna Corp.	43,660	10,461
The Cooper Cos., Inc.	6,765	2,825
CVS Health Corp.	177,242	17,939
Danaher Corp.	86,354	25,330
DaVita, Inc. *	7,688	870

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Health Care continued
DENTSPLY SIRONA, Inc.	30,149	1,484
Dexcom, Inc. *	12,918	6,609
Edwards Lifesciences Corp. *	84,512	9,949
Eli Lilly & Co.	107,233	30,708
Gilead Sciences, Inc.	168,199	9,999
HCA Healthcare, Inc.	32,333	8,103
Henry Schein, Inc. *	18,173	1,585
Hologic, Inc. *	33,547	2,577
Humana, Inc.	17,274	7,517
IDEXX Laboratories, Inc. *	11,519	6,302
Illumina, Inc. *	21,102	7,373
Incyte Corp. *	25,678	2,039
Intuitive Surgical, Inc. *	48,666	14,682
IQVIA Holdings, Inc. *	25,829	5,972
Johnson & Johnson	356,376	63,161
Laboratory Corp. of America Holdings *	12,378	3,264
McKesson Corp.	20,361	6,233
Medtronic PLC	182,169	20,212
Merck & Co., Inc.	341,593	28,028
Mettler-Toledo International, Inc. *	3,162	4,342
Moderna, Inc. *	47,908	8,253
Molina Healthcare, Inc. *	7,880	2,629
Organon & Co.	34,671	1,211
PerkinElmer, Inc.	17,038	2,972
Pfizer, Inc.	760,045	39,348
Quest Diagnostics, Inc.	15,418	2,110
Regeneron Pharmaceuticals, Inc. *	14,387	10,048
ResMed, Inc.	19,486	4,726
STERIS PLC	13,340	3,225
Stryker Corp.	45,148	12,070
Teleflex, Inc.	6,424	2,279
Thermo Fisher Scientific, Inc.	53,402	31,542
UnitedHealth Group, Inc.	127,329	64,934
Universal Health Services, Inc. - Class B	9,673	1,402
Vertex Pharmaceuticals, Inc. *	34,327	8,958
Viatris, Inc.	166,424	1,811
Waters Corp. *	8,069	2,505
West Pharmaceutical Services, Inc.	9,848	4,045
Zimmer Biomet Holdings, Inc.	28,593	3,657
Zoetis, Inc.	63,912	12,053

Total		704,996

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Industrials (7.8%)
3M Co.	76,979	11,461
A.O. Smith Corp.	18,953	1,211
Alaska Air Group, Inc. *	17,059	990
Allegion PLC	11,527	1,265
American Airlines Group, Inc. *	83,825	1,530
AMETEK, Inc.	31,741	4,227
The Boeing Co. *	73,603	14,095
C.H. Robinson Worldwide, Inc.	17,342	1,868
Carrier Global Corp.	115,143	5,282
Caterpillar, Inc.	73,032	16,273
Cintas Corp.	11,707	4,980
Copart, Inc. *	28,665	3,597
CSX Corp.	298,492	11,179
Cummins, Inc.	19,166	3,931
Deere & Co.	37,807	15,707
Delta Air Lines, Inc. *	87,814	3,475
Dover Corp.	18,943	2,972
Eaton Corp. PLC	53,986	8,193
Emerson Electric Co.	79,432	7,788
Equifax, Inc.	16,136	3,826
Expeditors International of Washington, Inc.	23,625	2,437
Fastenal Co.	76,303	4,532
FedEx Corp.	33,339	7,714
Fortive Corp.	48,784	2,972
Fortune Brands Home & Security, Inc.	19,366	1,439
Generac Holdings, Inc. *	8,613	2,560
General Dynamics Corp.	31,323	7,554
General Electric Co.	148,252	13,565
Honeywell International, Inc.	92,475	17,994
Howmet Aerospace, Inc.	52,763	1,896
Huntington Ingalls Industries, Inc.	5,586	1,114
IDEX Corp.	10,443	2,002
Illinois Tool Works, Inc.	39,104	8,188
Ingersoll-Rand, Inc.	55,152	2,777
J.B. Hunt Transport Services, Inc.	11,517	2,312
Jacobs Engineering Group, Inc.	16,767	2,311
Johnson Controls International PLC	95,409	6,256
L3Harris Technologies, Inc.	26,690	6,632
Leidos Holdings, Inc.	19,960	2,156
Lockheed Martin Corp.	32,766	14,463
Masco Corp.	30,910	1,576
Nielsen Holdings PLC	49,247	1,341
Nordson Corp.	7,294	1,656
Norfolk Southern Corp.	32,226	9,191
Northrop Grumman Corp.	19,654	8,790

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Old Dominion Freight Line, Inc.	12,692	3,791
Otis Worldwide Corp.	58,203	4,479
PACCAR, Inc.	47,654	4,197
Parker Hannifin Corp.	17,285	4,905
Pentair PLC	22,947	1,244
Quanta Services, Inc.	19,155	2,521
Raytheon Technologies Corp.	202,080	20,020
Republic Services, Inc.	27,828	3,687
Robert Half International, Inc.	14,411	1,645
Rockwell Automation, Inc.	15,405	4,314
Rollins, Inc.	30,518	1,070
Roper Technologies, Inc.	14,162	6,688
Snap-on, Inc.	6,757	1,388
Southwest Airlines Co. *	80,951	3,708
Stanley Black & Decker, Inc.	22,102	3,090
Textron, Inc.	29,542	2,197
Trane Technologies PLC	31,299	4,779
TransDigm Group, Inc. *	7,127	4,644
Union Pacific Corp.	86,102	23,524
United Continental Holdings, Inc. *	43,638	2,023
United Parcel Service, Inc. - Class B	98,364	21,095
United Rentals, Inc. *	9,925	3,525
Verisk Analytics, Inc.	21,607	4,638
W.W. Grainger, Inc.	5,865	3,025
Waste Management, Inc.	52,559	8,331
Westinghouse Air Brake Technologies Corp.	26,355	2,535
Xylem, Inc.	23,242	1,982

Total		406,323

Information Technology (27.7%)
Accenture PLC - Class A	85,679	28,894
Adobe, Inc. *	63,737	29,040
Advanced Micro Devices, Inc. *	221,291	24,196
Akamai Technologies, Inc. *	22,388	2,673
Amphenol Corp. - Class A	80,405	6,058
Analog Devices, Inc.	71,019	11,731
ANSYS, Inc. *	11,847	3,763
Apple, Inc.	2,095,909	365,967
Applied Materials, Inc.	120,047	15,822
Arista Networks, Inc. *	30,060	4,178
Autodesk, Inc. *	29,811	6,390

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Automatic Data Processing, Inc.	56,951	12,959
Broadcom, Inc.	55,916	35,209
Broadridge Financial Solutions, Inc.	15,949	2,483
Cadence Design Systems, Inc. *	37,299	6,134
CDW Corp.	18,726	3,350
Ceridian HCM Holding, Inc. *	18,359	1,255
Cisco Systems, Inc.	571,804	31,884
Citrix Systems, Inc.	16,985	1,714
Cognizant Technology Solutions Corp. - Class A	71,702	6,429
Corning, Inc.	101,072	3,731
DXC Technology Co. *	30,400	992
Enphase Energy, Inc. *	17,692	3,570
EPAM Systems, Inc. *	7,646	2,268
F5, Inc. *	8,544	1,785
Fidelity National Information Services, Inc.	81,917	8,226
Fiserv, Inc. *	81,188	8,232
FLEETCOR Technologies, Inc. *	10,903	2,715
Fortinet, Inc. *	18,090	6,182
Gartner, Inc. *	11,195	3,330
Global Payments, Inc.	38,368	5,250
Hewlett Packard Enterprise Co.	177,540	2,967
HP, Inc.	146,373	5,313
Intel Corp.	551,141	27,315
International Business Machines Corp.	121,941	15,855
Intuit, Inc.	38,245	18,390
IPG Photonics Corp. *	4,926	541
Jack Henry & Associates, Inc.	9,805	1,932
Juniper Networks, Inc.	44,995	1,672
Keysight Technologies, Inc. *	24,345	3,846
KLA Corp.	20,452	7,487
Lam Research Corp.	18,707	10,057
Mastercard, Inc. - Class A	116,677	41,698
Microchip Technology, Inc.	75,655	5,685
Micron Technology, Inc.	151,613	11,809
Microsoft Corp.	1,013,651	312,519
Monolithic Power Systems, Inc.	5,845	2,839
Motorola Solutions, Inc.	22,707	5,500
NetApp, Inc.	30,765	2,553
NortonLifeLock, Inc.	77,998	2,068
NVIDIA Corp.	338,160	92,270
NXP Semiconductors NV	36,090	6,680
Oracle Corp.	213,000	17,621

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Paychex, Inc.	42,832	5,845
Paycom Software, Inc. *	6,429	2,227
PayPal Holdings, Inc. *	157,246	18,185
PTC, Inc. *	14,404	1,552
Qorvo, Inc. *	14,926	1,852
QUALCOMM, Inc.	152,359	23,283
salesforce.com, Inc. *	133,162	28,273
Seagate Technology Holdings PLC	27,498	2,472
ServiceNow, Inc. *	27,219	15,158
Skyworks Solutions, Inc.	22,141	2,951
SolarEdge Technologies, Inc. *	7,091	2,286
Synopsys, Inc. *	20,913	6,970
TE Connectivity, Ltd.	44,685	5,853
Teledyne Technologies, Inc. *	6,386	3,018
Teradyne, Inc.	21,347	2,524
Texas Instruments, Inc.	124,690	22,878
Trimble, Inc. *	34,306	2,475
Tyler Technologies, Inc. *	5,563	2,475
VeriSign, Inc. *	13,187	2,934
Visa, Inc. - Class A	224,202	49,721
Western Digital Corp. *	41,969	2,084
Zebra Technologies Corp. - Class A *	6,947	2,874

Total		1,450,917

Materials (2.6%)
Air Products and Chemicals, Inc.	29,902	7,473
Albemarle Corp.	15,981	3,534
Amcor PLC	203,784	2,309
Avery Dennison Corp.	10,701	1,862
Ball Corp.	43,463	3,912
Celanese Corp. - Class A	15,133	2,162
CF Industries Holdings, Inc.	27,968	2,882
Corteva, Inc.	96,803	5,564
Dow, Inc.	99,687	6,352
DuPont de Nemours, Inc.	69,942	5,146
Eastman Chemical Co.	17,316	1,941
Ecolab, Inc.	33,559	5,925
FMC Corp.	17,525	2,306
Freeport-McMoRan, Inc.	197,109	9,804
International Flavors & Fragrances, Inc.	34,424	4,521
International Paper Co.	51,855	2,393
Linde PLC	69,200	22,105
LyondellBasell Industries NV - Class A	35,469	3,647

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Materials continued
Martin Marietta Materials, Inc.	8,610	3,314
The Mosaic Co.	49,525	3,293
Newmont Corp.	108,025	8,583
Nucor Corp.	36,772	5,466
Packaging Corp. of America	13,082	2,042
PPG Industries, Inc.	32,790	4,298
Sealed Air Corp.	19,043	1,275
The Sherwin-Williams Co.	32,606	8,139
Vulcan Materials Co.	18,303	3,362
WestRock Co.	36,233	1,704

Total		135,314

Real Estate (2.7%)
Alexandria Real Estate Equities, Inc.	20,214	4,068
American Tower Corp.	61,409	15,427
AvalonBay Communities, Inc.	18,614	4,623
Boston Properties, Inc.	19,540	2,517
CBRE Group, Inc. *	46,348	4,242
Crown Castle International Corp.	58,597	10,817
Digital Realty Trust, Inc.	38,778	5,499
Duke Realty Corp.	51,310	2,979
Equinix, Inc.	12,086	8,963
Equity Residential	45,515	4,093
Essex Property Trust, Inc.	8,971	3,099
Extra Space Storage, Inc.	17,940	3,688
Federal Realty Investment Trust	9,496	1,159
Healthpeak Properties, Inc.	74,265	2,549
Host Hotels & Resorts, Inc. *	97,298	1,890
Iron Mountain, Inc.	39,752	2,203
Kimco Realty Corp.	81,888	2,023
Mid-America Apartment Communities, Inc.	15,777	3,304
Prologis, Inc.	100,493	16,228
Public Storage	20,492	7,998
Realty Income Corp.	75,349	5,222
Regency Centers Corp.	19,518	1,392
SBA Communications Corp.	14,861	5,114
Simon Property Group, Inc.	44,207	5,816
UDR, Inc.	40,457	2,321
Ventas, Inc.	52,492	3,242
Vornado Realty Trust	21,635	980
Welltower, Inc.	59,139	5,686

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Weyerhaeuser Co.	102,583	3,888

Total		141,030

Utilities (2.7%)
The AES Corp.	91,753	2,361
Alliant Energy Corp.	34,454	2,153
Ameren Corp.	34,300	3,216
American Electric Power Co., Inc.	68,545	6,839
American Water Works Co., Inc.	24,123	3,993
Atmos Energy Corp.	17,489	2,090
CenterPoint Energy, Inc.	86,517	2,651
CMS Energy Corp.	39,499	2,763
Consolidated Edison, Inc.	48,913	4,631
Constellation Energy Corp.	43,820	2,465
Dominion Resources, Inc.	108,618	9,229
DTE Energy Co.	26,492	3,503
Duke Energy Corp.	103,908	11,602
Edison International	52,029	3,647
Entergy Corp.	26,307	3,071
Evergy, Inc.	31,291	2,138
Eversource Energy	47,247	4,167
Exelon Corp.	131,460	6,261
FirstEnergy Corp.	77,084	3,535
NextEra Energy, Inc.	264,957	22,445
NiSource, Inc.	52,863	1,681
NRG Energy, Inc.	33,690	1,292
Pinnacle West Capital Corp.	15,533	1,213
PPL Corp.	100,820	2,879
Public Service Enterprise Group, Inc.	67,691	4,738
Sempra Energy	42,913	7,215
The Southern Co.	143,405	10,398
WEC Energy Group, Inc.	41,998	4,192
Xcel Energy, Inc.	72,537	5,235

Total		141,603

Total Common Stocks (Cost: $1,711,311)		5,176,015

Short-Term Investments (1.0%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #,b	53,813,343	53,813

Total		53,813

Total Short-Term Investments (Cost: $53,813)		53,813

Total Investments (99.9%) (Cost: $1,765,124)@		5,229,828

Other Assets, Less Liabilities (0.1%)		4,158

Net Assets (100.0%)		5,233,986

Index 500 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini S&P 500 Futures	Long	USD	13	252	6/22	$57,088	$4,332	$(822)

							$4,332	$(822)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(822)	$(822)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b

Cash or securities with an aggregate value of $53,813 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2022.

#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,765,124 and the net unrealized appreciation of investments based on that cost was $3,469,036 which is comprised of $3,539,578 aggregate gross unrealized appreciation and $70,542 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$5,176,015	$—	$—
Short-Term Investments	53,813	—	—
Other Financial Instruments^
Futures	4,332	—	—

Total Assets:	$5,234,160	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand